Stock Compensation Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's stock option activity and related information
Options Outstanding, beginning balance	30,556	46,853	56,809
Weighted Average Exercise Price, beginning balance	$ 355.37	$ 326.00	$ 315.00
Average Intrinsic Value, beginning balance
Options Outstanding, Expired	(3,898)	(16,297)	(9,956)
Weighted Average Exercise Price, Expired	$ 211.38	$ 272.74	$ 262.25
Average Intrinsic Value, Expired
Options Outstanding, ending balance	26,658	30,556	46,853
Weighted Average Exercise Price, ending balance	$ 376.76	$ 355.37	$ 326.00
Average Intrinsic Value, ending balance
Options Outstanding, exercisable	26,271
Weighted Average Exercise Price, options exercisable	$ 377.80
Average Intrinsic Value, options exercisable